Capital and financial risk management - Credit risk - Operating activities - Movements in allowance for expected credit losses (Details) - Expected credit loss allowance - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Contract assets
Capital and financial risk management
Allowance for expected credit losses at beginning of period	€ 46	€ 20
Exchange movements	(1)	1
Amounts charged to credit losses on financial assets	48	85
Other	4	(60)
Allowance for expected credit losses at end of period	97	46
Trade receivables | Amortised cost
Capital and financial risk management
Allowance for expected credit losses at beginning of period	865	765
Exchange movements	(24)	(7)
Amounts charged to credit losses on financial assets	319	360
Other	(229)	(253)
Allowance for expected credit losses at end of period	931	865
Trade receivables | Financial assets at fair value through other comprehensive income, category [member]
Capital and financial risk management
Allowance for expected credit losses at beginning of period	77	78
Exchange movements	0	0
Amounts charged to credit losses on financial assets	62	31
Other	(78)	(32)
Allowance for expected credit losses at end of period	€ 61	€ 77